LEASES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description1 [Line Items]
Variable lease payments	$ 26	$ 20
Right-of-use assets securing lease liabilities	591	400
Lease Liability Activity [Roll Forward]
Lease liabilities, beginning of year	2,028	1,957
Net additions	600	383
Lease liabilities assumed	327	0
Interest expense on lease liabilities	111	80
Interest payments on lease liabilities	(103)	(76)
Principal payments of lease liabilities	(370)	(316)
Lease liabilities, end of year	2,593	2,028
Current liability	504	362
Long-term liability	$ 2,089	$ 1,666
Minimum
Lessee, Lease, Description1 [Line Items]
Non-cancellable contract periods for leases, typical range (in years)	5 years
Maximum
Lessee, Lease, Description1 [Line Items]
Non-cancellable contract periods for leases, typical range (in years)	20 years